Note 8 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of changes in property and equipment and leases [text block]
Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset (see Leases below)	Total
Balance, January 1, 2020	$483	$341	$550	$1,374
Additions	4	70	-	74
Balance, December 31, 2020	487	411	550	1,448
Additions and remeasurements	2	3	(5)	-
Balance, December 31, 2021	$489	$414	$545	$1,448

Accumulated depreciation	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
Balance, January 1, 2020	$449	$52	$92	$593
Amortization	11	59	110	180
Balance, December 31, 2020	460	111	202	773
Amortization	8	45	138	191
Balance, December 31, 2021	$468	$156	$340	$964

Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
At December 31, 2020	$27	$300	$348	$675
At December 31, 2021	$21	$258	$205	$484

Disclosure of maturity analysis of finance lease payments receivable [text block]
	December 31,	December 31,
	2021	2020
Undiscounted minimum lease payments
Less than one year	$154	$153
Two to three years	314	306
Four to five years	-	160
	468	619
Effect of discounting	(83)	(143)
Present value of minimum lease payments - total lease obligation	385	476
Less: current portion	(110)	(93)
Long-term lease obligation	$275	$383